Business Combinations and Disposals (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations and Disposals
Schedule of estimated fair value of the assets acquired and liabilities assumed for business combinations

	Weighted Average Useful Life (in years)	January 12, 2021 Acquisition	Other Acquisitions	Total
Purchase consideration:
Cash		$20,169	$4,000	$24,169
Issuance of common stock		—	1,169	1,169
Contingent consideration		1,410	327	1,737
Total purchase consideration:		$21,579	$5,496	$27,075
Assets:
Cash and cash equivalents		$1,035	$252	$1,287
Current assets		4,939	413	5,352
Property and equipment		996	—	996
Intangible assets:
Customer relationships	9.0	1,650	700	2,350
Acquired technology	4.0	3,525	600	4,125
Trademarks and tradenames	14.0	1,225	350	1,575
Non-competition agreements	2.0	40	15	55
Goodwill		18,262	3,569	21,831
Total assets acquired		31,672	5,899	37,571
Current liabilities		(8,067)	(22)	(8,089)
Long term liabilities		(2,026)	—	(2,026)
Deferred tax liabilities, net		—	(381)	(381)
Net assets acquired		$21,579	$5,496	$27,075

	Weighted Average Useful Life (in years)	July 23, 2020 Acquisition	December 31, 2020 Acquisition	Other Acquisitions	Total
Purchase consideration:
Cash		$2,000	$6,003	$325	$8,328
Issuance of common stock		1,790	4,711	358	6,859
Deferred acquisition consideration		—	—	80	80
Notes payable		—	—	607	607
Contingent consideration		—	1,749	—	1,749
Total purchase consideration:		$3,790	$12,463	$1,370	$17,623
Assets:
Cash and cash equivalents		$382	$119	$36	$537
Current assets		554	212	7	773
Property and equipment		212	44	2	258
Intangible assets:
Customer relationships	5.0	740	2,400	—	3,140
Acquired technology	9.0	470	3,700	300	4,470
Trademarks and tradenames	13.0	670	600	240	1,510
Non-competition agreements	2.0	70	155	—	225
Goodwill		1,576	7,242	1,358	10,176
Total assets acquired		4,674	14,472	1,943	21,089
Current liabilities		(884)	(322)	(527)	(1,733)
Deferred tax liabilities, net		—	(1,687)	(46)	(1,733)
Net assets acquired		$3,790	$12,463	$1,370	$17,623